BANK LOANS	6 Months Ended
Mar. 31, 2025
BANK LOANS
BANK LOANS

NOTE 9 – BANK LOANS

In November 2024, Gansu QLS entered into a loan agreement with the Postal Savings Bank of China for a principal amount of RMB 5 million, bearing interest at an annual rate of 3.6% for a term of 1 year. In December 2024, it repaid RMB 4 million of the loan. In February 2025, Gansu QLS signed another loan agreement with the Postal Savings Bank of China for RMB 1 million, with an annual interest rate of 3.6% and a term of 1 year.

In March 2025, Gansu QLS entered into a loan agreement with the Agricultural Bank of China for an amount of RMB 2 million, bearing interest at an annual rate of 3.6% for a term of 1 year. The credit is secured by the land use rights of Jiuquan Industrial Park (South Park).

In January 2025, Chongqing entered into a loan agreement with Chongqing Rural Commercial Bank for an amount of RMB 3 million, bearing interest at an annual rate of 3.45% for a term of 1 year. Chengdu QLS provided a guarantee for this borrowing.

In March 2025, Chongqing signed another loan agreement with Chongqing Rural Commercial Bank for RMB 4.5 million, with an annual interest rate of 3.45% and a term of 1 year. Chengdu QLS also provided a guarantee for this borrowing.